SHARE CAPITAL - PREFERRED SHARES (Details) $ / shares in Units, shares in Millions											12 Months Ended
	Dec. 01, 2018 $ / shares	Nov. 30, 2018 $ / shares	Sep. 01, 2018 $ / shares	Aug. 31, 2018 $ / shares	Jun. 01, 2018 $ / shares	Jun. 01, 2018 $ / shares	May 31, 2018 $ / shares	May 31, 2018 $ / shares	Mar. 01, 2018 $ / shares	Feb. 28, 2018 $ / shares	Dec. 31, 2018 CAD ($) $ / shares shares	Dec. 31, 2018 CAD ($) $ / shares $ / shares shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares	Dec. 31, 2018 $ / shares
Preference Shares
Issuance costs | $											$ 0		$ 0	$ (59,000,000)
Preference Shares, Series C
Preference Shares
Yearly dividend per share (in dollars per share)	$ 0.25459	$ 0.23934	$ 0.23934	$ 0.22748	$ 0.22748		$ 0.22685		$ 0.22685	$ 0.20342
Preference Shares, Series D, F, H, N and 1
Preference Shares
Yearly dividend per share (in dollars per share) | (per share)	$ 0.31788	$ 0.25000	$ 0.27350	$ 0.25000	$ 0.29306	$ 0.37182	$ 0.25000	$ 0.25000	$ 0.27875	$ 0.25000
Preference shares
Preference Shares
Preferred stock, value, outstanding | $											7,747,000,000	$ 7,747,000,000	7,747,000,000	7,255,000,000
Issuance costs | $											$ (155,000,000)		$ (155,000,000)	$ (147,000,000)
Recurring anniversary period following the redemption option date, at which the entity may redeem preferred shares											5 years
Stock split conversion ratio											1
Quarterly floating rate cumulative dividends per share calculation, base multiplier (in dollars per share) | (per share)											$ 25	$ 25
Quarterly floating rate cumulative dividends per share calculation, period of calendar year											365 days
Quarterly floating rate cumulative dividends per share calculation, maturity period of Government of Canada treasury bill											90 days
Quarterly floating rate cumulative dividends per share calculation, maturity period of Government of US treasury bill											3 months
Preference shares | Preference Shares, Series A
Preference Shares
Preferred stock, shares outstanding (in shares) | shares											5	5	5	5
Preferred stock, value, outstanding | $											$ 125,000,000	$ 125,000,000	$ 125,000,000	$ 125,000,000
Initial Yield (as a percent)											5.50%
Yearly dividend per share (in dollars per share)											$ 1.37500
Per Share Base Redemption Value (in dollars per shares)											$ 25	$ 25
Preference shares | Preference Shares, Series B
Preference Shares
Preferred stock, shares outstanding (in shares) | shares											18	18	18	20
Preferred stock, value, outstanding | $											$ 457,000,000	$ 457,000,000	$ 457,000,000	$ 500,000,000
Initial Yield (as a percent)											3.415%
Yearly dividend per share (in dollars per share)											$ 0.85360
Per Share Base Redemption Value (in dollars per shares)											$ 25	$ 25
Preference shares | Preference Shares, Series C
Preference Shares
Preferred stock, shares outstanding (in shares) | shares											2	2	2	0
Preferred stock, value, outstanding | $											$ 43,000,000	$ 43,000,000	$ 43,000,000	$ 0
Initial Yield (as a percent)											2.40%
Yearly dividend per share (in dollars per share)											$ 0
Per Share Base Redemption Value (in dollars per shares)											$ 25	$ 25
Quarterly floating rate cumulative dividends per share calculation, spread on Government of Canada treasury bill rate (as a percent)											2.40%
Preference shares | Preference Shares, Series D
Preference Shares
Preferred stock, shares outstanding (in shares) | shares											18	18	18	18
Preferred stock, value, outstanding | $											$ 450,000,000	$ 450,000,000	$ 450,000,000	$ 450,000,000
Initial Yield (as a percent)											4.46%
Yearly dividend per share (in dollars per share)											$ 1.11500
Per Share Base Redemption Value (in dollars per shares)											$ 25	$ 25
Preference shares | Preference Shares, Series F
Preference Shares
Preferred stock, shares outstanding (in shares) | shares											20	20	20	20
Preferred stock, value, outstanding | $											$ 500,000,000	$ 500,000,000	$ 500,000,000	$ 500,000,000
Initial Yield (as a percent)											4.689%
Yearly dividend per share (in dollars per share)											$ 1.17225
Per Share Base Redemption Value (in dollars per shares)											$ 25	$ 25
Preference shares | Preference Shares, Series H
Preference Shares
Preferred stock, shares outstanding (in shares) | shares											14	14	14	14
Preferred stock, value, outstanding | $											$ 350,000,000	$ 350,000,000	$ 350,000,000	$ 350,000,000
Initial Yield (as a percent)											4.376%
Yearly dividend per share (in dollars per share)											$ 1.09400
Per Share Base Redemption Value (in dollars per shares)											$ 25	$ 25
Preference shares | Preference Shares, Series J
Preference Shares
Preferred stock, shares outstanding (in shares) | shares											8	8	8	8
Preferred stock, value, outstanding | $											$ 199,000,000	$ 199,000,000	$ 199,000,000	$ 199,000,000
Initial Yield (as a percent)											4.887%
Yearly dividend per share (in dollars per share)												$ 1.22160
Per Share Base Redemption Value (in dollars per shares)															$ 25
Preference shares | Preference Shares, Series L
Preference Shares
Preferred stock, shares outstanding (in shares) | shares											16	16	16	16
Preferred stock, value, outstanding | $											$ 411,000,000	$ 411,000,000	$ 411,000,000	$ 411,000,000
Initial Yield (as a percent)											4.959%
Yearly dividend per share (in dollars per share)												$ 1.23972
Per Share Base Redemption Value (in dollars per shares)															25
Preference shares | Preference Shares, Series N
Preference Shares
Preferred stock, shares outstanding (in shares) | shares											18	18	18	18
Preferred stock, value, outstanding | $											$ 450,000,000	$ 450,000,000	$ 450,000,000	$ 450,000,000
Initial Yield (as a percent)											5.086%
Yearly dividend per share (in dollars per share)											$ 1.27150
Per Share Base Redemption Value (in dollars per shares)											$ 25	$ 25
Preference shares | Preference Shares, Series P
Preference Shares
Preferred stock, shares outstanding (in shares) | shares											16	16	16	16
Preferred stock, value, outstanding | $											$ 400,000,000	$ 400,000,000	$ 400,000,000	$ 400,000,000
Initial Yield (as a percent)											4.00%
Yearly dividend per share (in dollars per share)											$ 1.00000
Per Share Base Redemption Value (in dollars per shares)											$ 25	$ 25
Preference shares | Preference Shares, Series R
Preference Shares
Preferred stock, shares outstanding (in shares) | shares											16	16	16	16
Preferred stock, value, outstanding | $											$ 400,000,000	$ 400,000,000	$ 400,000,000	$ 400,000,000
Initial Yield (as a percent)											4.00%
Yearly dividend per share (in dollars per share)											$ 1.00000
Per Share Base Redemption Value (in dollars per shares)											$ 25	$ 25
Preference shares | Preference Shares, Series 1
Preference Shares
Preferred stock, shares outstanding (in shares) | shares											16	16	16	16
Preferred stock, value, outstanding | $											$ 411,000,000	$ 411,000,000	$ 411,000,000	$ 411,000,000
Initial Yield (as a percent)											5.9491%
Yearly dividend per share (in dollars per share)												$ 1.487275
Per Share Base Redemption Value (in dollars per shares)															25
Preference shares | Preference Shares, Series 3
Preference Shares
Preferred stock, shares outstanding (in shares) | shares											24	24	24	24
Preferred stock, value, outstanding | $											$ 600,000,000	$ 600,000,000	$ 600,000,000	$ 600,000,000
Initial Yield (as a percent)											4.00%
Yearly dividend per share (in dollars per share)											$ 1.00000
Per Share Base Redemption Value (in dollars per shares)											$ 25	$ 25
Preference shares | Preference Shares, Series 5
Preference Shares
Preferred stock, shares outstanding (in shares) | shares											8	8	8	8
Preferred stock, value, outstanding | $											$ 206,000,000	$ 206,000,000	$ 206,000,000	$ 206,000,000
Initial Yield (as a percent)											4.40%
Yearly dividend per share (in dollars per share)												$ 1.100
Per Share Base Redemption Value (in dollars per shares)															$ 25
Preference shares | Preference Shares, Series 7
Preference Shares
Preferred stock, shares outstanding (in shares) | shares											10	10	10	10
Preferred stock, value, outstanding | $											$ 250,000,000	$ 250,000,000	$ 250,000,000	$ 250,000,000
Initial Yield (as a percent)											4.40%
Yearly dividend per share (in dollars per share)											$ 1.10000
Per Share Base Redemption Value (in dollars per shares)											$ 25	$ 25
Preference shares | Preference Shares, Series 9
Preference Shares
Preferred stock, shares outstanding (in shares) | shares											11	11	11	11
Preferred stock, value, outstanding | $											$ 275,000,000	$ 275,000,000	$ 275,000,000	$ 275,000,000
Initial Yield (as a percent)											4.40%
Yearly dividend per share (in dollars per share)											$ 1.10000
Per Share Base Redemption Value (in dollars per shares)											$ 25	$ 25
Preference shares | Preference Shares, Series 11
Preference Shares
Preferred stock, shares outstanding (in shares) | shares											20	20	20	20
Preferred stock, value, outstanding | $											$ 500,000,000	$ 500,000,000	$ 500,000,000	$ 500,000,000
Initial Yield (as a percent)											4.40%
Yearly dividend per share (in dollars per share)											$ 1.10000
Per Share Base Redemption Value (in dollars per shares)											$ 25	$ 25
Preference shares | Preference Shares, Series 13
Preference Shares
Preferred stock, shares outstanding (in shares) | shares											14	14	14	14
Preferred stock, value, outstanding | $											$ 350,000,000	$ 350,000,000	$ 350,000,000	$ 350,000,000
Initial Yield (as a percent)											4.40%
Yearly dividend per share (in dollars per share)											$ 1.10000
Per Share Base Redemption Value (in dollars per shares)											$ 25	$ 25
Preference shares | Preference Shares, Series 15
Preference Shares
Preferred stock, shares outstanding (in shares) | shares											11	11	11	11
Preferred stock, value, outstanding | $											$ 275,000,000	$ 275,000,000	$ 275,000,000	$ 275,000,000
Initial Yield (as a percent)											4.40%
Yearly dividend per share (in dollars per share)											$ 1.10000
Per Share Base Redemption Value (in dollars per shares)											$ 25	$ 25
Preference shares | Preference Shares, Series 17
Preference Shares
Preferred stock, shares outstanding (in shares) | shares											30	30	30	30
Preferred stock, value, outstanding | $											$ 750,000,000	$ 750,000,000	$ 750,000,000	$ 750,000,000
Initial Yield (as a percent)											5.15%
Yearly dividend per share (in dollars per share)											$ 1.28750
Per Share Base Redemption Value (in dollars per shares)											$ 25	$ 25
Minimum fixed dividend rate upon reset (as a percent)											5.15%
Preference shares | Preference Shares, Series 19
Preference Shares
Preferred stock, shares outstanding (in shares) | shares											20	20	20	0
Preferred stock, value, outstanding | $											$ 500,000,000	$ 500,000,000	$ 500,000,000	$ 0
Initial Yield (as a percent)											4.90%
Yearly dividend per share (in dollars per share)											$ 1.22500
Per Share Base Redemption Value (in dollars per shares)											$ 25	$ 25
Minimum fixed dividend rate upon reset (as a percent)											4.90%
Preference shares | Preferred Stock Excluding Series
Preference Shares
Reset term of fixed dividend rate											5 years
Preference shares | Preference Shares, Series E
Preference Shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of Canada treasury bill rate (as a percent)											2.40%
Preference shares | Series G Preferred Stock
Preference Shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of Canada treasury bill rate (as a percent)											2.50%
Preference shares | Series I Preferred Stock
Preference Shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of Canada treasury bill rate (as a percent)											2.10%
Preference shares | Series O Preferred Stock
Preference Shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of Canada treasury bill rate (as a percent)											2.70%
Preference shares | Series Q Preferred Stock
Preference Shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of Canada treasury bill rate (as a percent)											2.50%
Preference shares | Series S Preferred Stock
Preference Shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of Canada treasury bill rate (as a percent)											2.50%
Preference shares | Series 4 Preferred Stock
Preference Shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of Canada treasury bill rate (as a percent)											2.40%
Preference shares | Series 8 Preferred Stock
Preference Shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of Canada treasury bill rate (as a percent)											2.60%
Preference shares | Series10 Preferred Stock
Preference Shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of Canada treasury bill rate (as a percent)											2.70%
Preference shares | Series12 Preferred Stock
Preference Shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of Canada treasury bill rate (as a percent)											2.60%
Preference shares | Series14 Preferred Stock
Preference Shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of Canada treasury bill rate (as a percent)											2.70%
Preference shares | Series16 Preferred Stock
Preference Shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of Canada treasury bill rate (as a percent)											2.70%
Preference shares | Series18 Preferred Stock
Preference Shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of Canada treasury bill rate (as a percent)											4.10%
Preference shares | Series 20 Preferred Stock
Preference Shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of Canada treasury bill rate (as a percent)											3.20%
Preference shares | Series K Preferred Stock
Preference Shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of US treasury bill rate (as a percent)											3.10%
Preference shares | Series M Preferred Stock
Preference Shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of US treasury bill rate (as a percent)											3.20%
Preference shares | Series 2 Preferred Stock
Preference Shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of US treasury bill rate (as a percent)											3.10%
Preference shares | Series 6 Preferred Stock
Preference Shares
Quarterly floating rate cumulative dividends per share calculation, spread on Government of US treasury bill rate (as a percent)											2.80%